Commitments And Contingencies (Schedule Of Delivery Commitments) (Details)	12 Months Ended
Dec. 31, 2013 customer T
Commitments And Contingencies [Abstract]
Tons, 2014	3,045,000
Tons, 2015	1,796,000
Tons, 2016	1,100,000
Tons 2017	1,100,000
Number of customers, 2014	19
Number of customers, 2015	4
Number of customers, 2016	2
Number of customers, 2017	2